Vessel Operating and Voyage Expenses	12 Months Ended
Dec. 31, 2019
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
12.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Period ended September 30,	Year ended September 30,	Three months ended December 31,	Year ended December 31,
Vessel Operating Expenses	2017	2018	2018	2019
Crew & crew related costs	609,549	983,985	239,610	1,396,477
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	323,322	415,306	124,354	868,915
Lubricants	104,410	95,835	19,750	153,969
Insurances	75,321	133,090	31,869	189,781
Tonnage taxes	33,429	40,345	8,583	50,553
Other	48,964	59,209	8,378	143,296
Total Vessel operating expenses	$1,194,995	$1,727,770	$432,544	$2,802,991

	Period ended September 30,	Year ended September 30,	Three months ended December 31,	Year ended December 31,
Voyage expenses	2017	2018	2018	2019
Brokerage commissions	51,735	90,194	14,375	87,179
Port & other expenses	59,287	57,042	5,181	46,100
Loss/(Gain) on bunkers	(30,169)	(109,863)	—	127,900
Total voyage expenses	$80,853	$37,373	$19,556	$261,179